Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration risk percentage	94.00%	88.00%	94.00%
Major Customer A [Member]
Concentration risk percentage	22.00%	27.00%	28.00%
Major Customer B [Member]
Concentration risk percentage	24.00%	27.00%	29.00%
Major Customer C [Member]
Concentration risk percentage	10.00%	10.00%	16.00%
Major Customer D [Member
Concentration risk percentage	38.00%	24.00%	21.00%